GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 1.2%
41,542	Boeing Co. (The)*	$ 8,219,085
18,225	L3Harris Technologies, Inc.	3,810,483
5,022	TransDigm Group, Inc.*	2,902,967

		14,932,535

Air Freight & Logistics – 0.2%
14,692	United Parcel Service, Inc., Class B	2,914,452

Airlines – 0.7%
198,219	United Airlines Holdings, Inc.*	8,376,735

Auto Components – 0.7%
55,816	Aptiv PLC*	8,950,096

Automobiles – 1.3%
150,890	General Motors Co.*	8,732,004
11,694	Rivian Automotive, Inc., Class A*	1,400,474
5,982	Tesla, Inc.*	6,847,954

		16,980,432

Banks – 4.1%
420,108	Bank of America Corp.	18,682,203
104,664	JPMorgan Chase & Co.	16,623,783
64,272	M&T Bank Corp.	9,422,918
22,135	Pinnacle Financial Partners, Inc.	2,111,900
6,618	SVB Financial Group*	4,581,840

		51,422,644

Beverages – 1.3%
118,649	Coca-Cola Europacific Partners PLC (United Kingdom)	5,857,701
27,980	Constellation Brands, Inc., Class A	6,304,733
46,106	Monster Beverage Corp.*	3,862,761

		16,025,195

Biotechnology – 1.6%
26,455	Alnylam Pharmaceuticals, Inc.*	4,862,429
3,114	Argenx SE ADR (Netherlands)*	869,460
7,425	Biogen, Inc.*	1,750,370
13,770	BioMarin Pharmaceutical, Inc.*	1,188,213
75,314	Genmab A/S ADR (Denmark)*	2,901,095
4,563	Moderna, Inc.*	1,608,138
55,210	Neurocrine Biosciences, Inc.*	4,596,233

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
13,519	Seagen, Inc.*	$ 2,163,040

		19,938,978

Building Products – 1.1%
190,403	AZEK Co., Inc. (The)*	7,467,605
32,998	Trane Technologies PLC	6,159,077

		13,626,682

Capital Markets – 2.4%
6,252	BlackRock, Inc.	5,655,622
43,622	Carlyle Group, Inc. (The)	2,385,687
56,489	Charles Schwab Corp. (The)	4,371,684
99,243	Morgan Stanley	9,410,221
22,398	Raymond James Financial, Inc.	2,201,499
10,746	S&P Global, Inc.	4,897,275
21,322	Tradeweb Markets, Inc., Class A	2,046,912

		30,968,900

Chemicals – 2.1%
44,315	Ecolab, Inc.	9,814,443
32,079	Linde PLC (United Kingdom)	10,205,613
20,148	Sherwin-Williams Co. (The)	6,673,824

		26,693,880

Commercial Services & Supplies – 0.1%
12,381	Waste Connections, Inc.	1,647,416

Communications Equipment – 1.1%
251,122	Cisco Systems, Inc.	13,771,530

Construction Materials – 0.7%
23,203	Martin Marietta Materials, Inc.	9,362,643

Consumer Finance – 0.9%
73,374	American Express Co.	11,174,860

Containers & Packaging – 0.6%
78,001	Ball Corp.	7,289,193

Diversified Financial Services – 0.7%
33,942	Berkshire Hathaway, Inc., Class B*	9,391,412

Diversified Telecommunication Services – 0.9%
492,075	AT&T, Inc.	11,234,072

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – 1.1%
119,503	NextEra Energy, Inc.	$ 10,370,470
58,985	Xcel Energy, Inc.	3,759,114

		14,129,584

Electrical Equipment – 1.2%
32,747	Eaton Corp. PLC	5,306,979
23,634	Rockwell Automation, Inc.	7,945,751
52,772	Shoals Technologies Group, Inc., Class A*	1,482,893

		14,735,623

Electronic Equipment, Instruments & Components – 0.9%
62,758	Amphenol Corp., Class A	5,057,039
33,133	Keysight Technologies, Inc.*	6,443,706

		11,500,745

Entertainment – 2.8%
16,377	Electronic Arts, Inc.	2,034,351
80,929	Live Nation Entertainment, Inc.*	8,631,078
20,018	Netflix, Inc.*	12,849,554
4,719	Roku, Inc.*	1,074,092
74,066	Walt Disney Co. (The)*	10,732,163

		35,321,238

Equity Real Estate Investment Trusts (REITs) – 2.5%
28,259	Alexandria Real Estate Equities, Inc. REIT	5,653,778
19,713	American Tower Corp. REIT	5,174,268
55,121	Americold Realty Trust REIT	1,799,149
11,007	AvalonBay Communities, Inc. REIT	2,629,242
32,866	Duke Realty Corp. REIT	1,917,074
3,021	Equinix, Inc. REIT	2,453,656
22,294	Equity LifeStyle Properties, Inc. REIT	1,812,502
63,231	Host Hotels & Resorts, Inc. REIT*	992,727
93,242	Invitation Homes, Inc. REIT	3,770,707
15,598	Kilroy Realty Corp. REIT	1,006,539
6,642	Public Storage REIT	2,174,458
39,344	Ventas, Inc. REIT	1,846,021

		31,230,121

Food Products – 1.3%
115,618	McCormick & Co., Inc.	9,922,337
114,787	Mondelez International, Inc., Class A	6,765,546

		16,687,883

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – 0.2%
32,773	Atmos Energy Corp.	$ 2,960,057

Health Care Equipment & Supplies – 2.3%
8,272	Align Technology, Inc.*	5,058,576
196,097	Boston Scientific Corp.*	7,465,413
17,940	Insulet Corp.*	5,174,614
23,656	Intuitive Surgical, Inc.*	7,672,587
36,279	Zimmer Biomet Holdings, Inc.	4,338,968

		29,710,158

Health Care Providers & Services – 3.2%
153,777	CVS Health Corp.	13,695,379
56,964	Guardant Health, Inc.*	5,988,056
11,269	Humana, Inc.	4,729,712
36,436	UnitedHealth Group, Inc.	16,185,600

		40,598,747

Health Care Technology – 0.4%
17,892	Veeva Systems, Inc., Class A*	5,055,921

Hotels, Restaurants & Leisure – 1.3%
45,450	McDonald’s Corp.	11,117,070
33,709	Wyndham Hotels & Resorts, Inc.	2,679,192
24,486	Yum! Brands, Inc.	3,007,860

		16,804,122

Household Durables – 0.1%
9,051	Lennar Corp., Class A	950,808

Household Products – 1.3%
109,875	Procter & Gamble Co. (The)	15,885,727

Industrial Conglomerates – 1.4%
125,184	General Electric Co.	11,891,228
31,586	Honeywell International, Inc.	6,387,953

		18,279,181

Insurance – 1.7%
80,907	Arch Capital Group Ltd.*	3,267,025
30,595	Athene Holding Ltd., Class A*	2,506,342
36,977	Chubb Ltd.	6,636,262
31,427	Globe Life, Inc.	2,719,693
1,965	Markel Corp.*	2,347,821
8,736	Marsh & McLennan Cos., Inc.	1,432,879

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
71,146	Ryan Specialty Group Holdings, Inc., Class A*	$ 2,722,757

		21,632,779

Interactive Media & Services – 6.5%
10,040	Alphabet, Inc., Class A*	28,493,018
8,678	Alphabet, Inc., Class C*	24,723,969
73,303	Meta Platforms, Inc., Class A*	23,783,891
69,588	Snap, Inc., Class A*	3,313,085
53,043	Twitter, Inc.*	2,330,710

		82,644,673

Internet & Direct Marketing Retail – 3.6%
12,159	Amazon.com, Inc.*	42,642,464
11,814	Etsy, Inc.*	3,243,888

		45,886,352

IT Services – 5.4%
64,298	Cognizant Technology Solutions Corp., Class A	5,013,958
46,136	Dlocal Ltd. (Uruguay)*	1,531,715
5,097	EPAM Systems, Inc.*	3,101,779
79,587	Fidelity National Information Services, Inc.	8,316,842
104,144	International Business Machines Corp.	12,195,263
20,828	Kyndryl Holdings, Inc.*	329,082
23,911	Mastercard, Inc., Class A	7,530,052
72,174	PayPal Holdings, Inc.*	13,344,251
888	Shopify, Inc., Class A (Canada)*	1,351,350
15,714	Snowflake, Inc., Class A*	5,345,117
54,347	Visa, Inc., Class A	10,530,818

		68,590,227

Life Sciences Tools & Services – 2.4%
140,546	Adaptive Biotechnologies Corp.*	3,666,845
44,566	Avantor, Inc.*	1,759,466
27,344	Danaher Corp.	8,794,924
9,843	Illumina, Inc.*	3,595,943
27,099	PerkinElmer, Inc.	4,936,354
16,791	West Pharmaceutical Services, Inc.	7,432,704

		30,186,236

Machinery – 0.9%
4,824	Deere & Co.	1,666,885

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
40,110	Illinois Tool Works, Inc.	$ 9,311,536

		10,978,421

Media – 0.5%
87,197	Comcast Corp., Class A	4,358,106
96,100	Discovery, Inc., Class C*	2,182,431

		6,540,537

Metals & Mining – 0.2%
62,711	Freeport-McMoRan, Inc.	2,325,324

Multiline Retail – 1.1%
18,193	Dollar General Corp.	4,026,111
39,861	Target Corp.	9,719,706

		13,745,817

Multi-Utilities – 0.8%
59,102	Ameren Corp.	4,822,132
85,133	CMS Energy Corp.	5,010,077

		9,832,209

Oil, Gas & Consumable Fuels – 2.9%
133,453	Chevron Corp.	15,062,840
63,087	ConocoPhillips	4,424,291
105,607	Devon Energy Corp.	4,441,831
16,540	Diamondback Energy, Inc.	1,765,314
19,162	Hess Corp.	1,427,952
36,614	Ovintiv, Inc.	1,272,703
47,471	Pioneer Natural Resources Co.	8,465,029

		36,859,960

Personal Products – 0.7%
26,339	Estee Lauder Cos., Inc. (The), Class A	8,746,392

Pharmaceuticals – 2.4%
51,092	AstraZeneca PLC ADR (United Kingdom)	2,801,374
154,015	Bristol-Myers Squibb Co.	8,259,825
37,732	Catalent, Inc.*	4,854,599
56,730	Eli Lilly & Co.	14,071,309

		29,987,107

Professional Services – 1.0%
41,242	TransUnion	4,585,698

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
33,779	Verisk Analytics, Inc.	$ 7,595,884

		12,181,582

Road & Rail – 2.3%
25,298	Norfolk Southern Corp.	6,710,801
20,740	Old Dominion Freight Line, Inc.	7,366,226
69,567	Uber Technologies, Inc.*	2,643,546
50,171	Union Pacific Corp.	11,822,294

		28,542,867

Semiconductors & Semiconductor Equipment – 4.5%
27,403	Analog Devices, Inc.	4,939,391
22,688	KLA Corp.	9,259,653
127,046	Marvell Technology, Inc.	9,041,864
24,606	Micron Technology, Inc.	2,066,904
29,494	NVIDIA Corp.	9,637,459
12,526	NXP Semiconductors NV (China)	2,797,807
6,075	SolarEdge Technologies, Inc.*	1,991,142
28,912	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	3,387,041
58,996	Texas Instruments, Inc.	11,349,061
21,166	Wolfspeed, Inc.*	2,595,375

		57,065,697

Software – 10.9%
14,232	Adobe, Inc.*	9,533,305
8,268	Atlassian Corp. PLC, Class A*	3,111,414
16,638	Bill.com Holdings, Inc.*	4,672,782
22,093	Cadence Design Systems, Inc.*	3,920,624
2,931	HubSpot, Inc.*	2,365,053
2,832	Intuit, Inc.	1,847,314
224,376	Microsoft Corp.	74,176,462
13,262	Palo Alto Networks, Inc.*	7,253,518
8,760	Paycom Software, Inc.*	3,832,325
31,105	Qualtrics International, Inc., Class A*	1,006,558
23,407	salesforce.com, Inc.*	6,670,059
5,902	ServiceNow, Inc.*	3,822,725
51,570	Splunk, Inc.*	6,239,970
45,249	UiPath, Inc., Class A*	2,183,264
26,673	Workday, Inc., Class A*	7,314,537

		137,949,910

Specialty Retail – 2.1%
28,155	Advance Auto Parts, Inc.	6,214,372

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
9,900	Five Below, Inc.*	$ 2,014,056
11,202	Home Depot, Inc. (The)	4,487,633
13,771	Lowe’s Cos., Inc.	3,368,249
4,905	O’Reilly Automotive, Inc.*	3,130,175
7,607	RH*	4,436,250
25,989	Ross Stores, Inc.	2,835,140

		26,485,875

Technology Hardware, Storage & Peripherals – 5.6%
427,275	Apple, Inc.	70,628,557

Textiles, Apparel & Luxury Goods – 1.3%
5,826	Lululemon Athletica, Inc.*	2,647,393
62,168	NIKE, Inc., Class B	10,521,312
28,483	PVH Corp.	3,041,415

		16,210,120

Water Utilities – 0.1%
10,476	American Water Works Co., Inc.	1,765,939

TOTAL COMMON STOCKS (Cost $733,912,313)		$1,247,338,151

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,123,642	0.026%	$ 4,123,642
(Cost $4,123,642)

TOTAL INVESTMENTS – 98.9% (Cost $738,035,955)		$1,251,461,793

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		13,043,207

NET ASSETS – 100.0%		$1,264,505,000

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Aerospace & Defense – 1.2%
13,363	Boeing Co. (The)*	$ 2,643,870

Auto Components – 1.6%
22,094	Aptiv PLC*	3,542,773

Beverages – 1.3%
34,779	Monster Beverage Corp.*	2,913,785

Biotechnology – 4.0%
27,738	BioMarin Pharmaceutical, Inc.*	2,393,512
46,066	Genmab A/S ADR (Denmark)*	1,774,462
28,524	Sarepta Therapeutics, Inc.*	2,305,025
14,527	Seagen, Inc.*	2,324,320

		8,797,319

Chemicals – 1.7%
16,388	Ecolab, Inc.	3,629,450

Entertainment – 3.4%
11,472	Netflix, Inc.*	7,363,877

Equity Real Estate Investment Trusts (REITs) – 1.9%
16,068	American Tower Corp.REIT	4,217,529

Food Products – 1.7%
42,073	McCormick & Co., Inc.	3,610,705

Health Care Equipment & Supplies – 3.2%
109,123	Boston Scientific Corp.*	4,154,313
9,589	Insulet Corp.*	2,765,851

		6,920,164

Health Care Technology – 1.2%
8,989	Veeva Systems, Inc., Class A*	2,540,112

Hotels, Restaurants & Leisure – 1.7%
15,110	McDonald’s Corp.	3,695,906

Interactive Media & Services – 11.5%
5,662	Alphabet, Inc., Class A*	16,068,473
1,914	Alphabet, Inc., Class C*	5,453,062
72,765	Snap, Inc., Class A*	3,464,342

		24,985,877

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – 5.6%
2,830	Amazon.com, Inc.*	$ 9,925,008
69,438	Farfetch Ltd., Class A (United Kingdom)*	2,389,362

		12,314,370

IT Services – 8.1%
17,664	Affirm Holdings, Inc.*	2,237,676
14,832	Mastercard, Inc., Class A	4,670,893
32,990	PayPal Holdings, Inc.*	6,099,521
13,434	Snowflake, Inc., Class A*	4,569,575

		17,577,665

Life Sciences Tools & Services – 3.9%
65,935	Adaptive Biotechnologies Corp.*	1,720,244
14,469	Danaher Corp.	4,653,809
6,131	Illumina, Inc.*	2,239,838

		8,613,891

Pharmaceuticals – 2.5%
21,685	Eli Lilly & Co.	5,378,747

Professional Services – 1.8%
17,860	Verisk Analytics, Inc.	4,016,178

Road & Rail – 1.6%
102,549	CSX Corp.	3,554,348

Semiconductors & Semiconductor Equipment – 8.8%
106,047	Marvell Technology, Inc.	7,547,365
35,540	NVIDIA Corp.	11,613,051

		19,160,416

Software – 18.2%
9,911	Adobe, Inc.*	6,638,883
9,961	Bill.com Holdings, Inc.*	2,797,547
63,727	Microsoft Corp.	21,067,509
22,268	Splunk, Inc.*	2,694,428
24,066	Workday, Inc., Class A*	6,599,619

		39,797,986

Specialty Retail – 1.6%
32,087	Ross Stores, Inc.	3,500,371

Technology Hardware, Storage & Peripherals – 8.4%
110,567	Apple, Inc.	18,276,725

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 4.8%
10,468	Lululemon Athletica, Inc.*	$ 4,756,764
33,706	NIKE, Inc., Class B	5,704,403

		10,461,167

TOTAL COMMON STOCKS (Cost $108,900,771)		$217,513,231

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
154,314	0.026%	$ 154,314
(Cost $154,314)

TOTAL INVESTMENTS – 99.8% (Cost $109,055,085)		$217,667,545

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		519,568

NET ASSETS – 100.0%		$218,187,113

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Air Freight & Logistics – 0.4%
731	United Parcel Service, Inc., Class B	$ 145,009

Automobiles – 1.9%
638	Tesla, Inc.*	730,357

Banks – 5.3%
12,588	Bank of America Corp.	559,788
2,313	East West Bancorp, Inc.	178,101
4,293	JPMorgan Chase & Co.	681,857
1,367	M&T Bank Corp.	200,416
1,918	Pinnacle Financial Partners, Inc.	182,997
410	SVB Financial Group*	283,855

		2,087,014

Beverages – 1.7%
3,877	Coca-Cola Co. (The)	203,349
2,729	Coca-Cola Europacific Partners PLC (United Kingdom)	134,731
673	Constellation Brands, Inc., Class A	151,647
2,118	Monster Beverage Corp.*	177,446

		667,173

Biotechnology – 1.5%
1,726	BioMarin Pharmaceutical, Inc.*	148,937
3,814	Genmab A/S ADR (Denmark)*	146,915
1,480	Neurocrine Biosciences, Inc.*	123,210
1,029	Seagen, Inc.*	164,640

		583,702

Building Products – 1.0%
1,423	Allegion PLC	175,940
1,248	Trane Technologies PLC	232,939

		408,879

Capital Markets – 1.6%
2,619	Raymond James Financial, Inc.	257,421
798	S&P Global, Inc.	363,673

		621,094

Chemicals – 2.0%
825	Ecolab, Inc.	182,713
1,035	Linde PLC (United Kingdom)	329,275
1,188	PPG Industries, Inc.	183,154

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
242	Sherwin-Williams Co. (The)	$ 80,160

		775,302

Communications Equipment – 1.0%
7,488	Cisco Systems, Inc.	410,642

Consumer Finance – 1.3%
1,902	American Express Co.	289,674
2,095	Discover Financial Services	225,946

		515,620

Diversified Financial Services – 1.3%
1,894	Berkshire Hathaway, Inc., Class B*	524,051

Diversified Telecommunication Services – 0.9%
15,112	AT&T, Inc.	345,007

Electric Utilities – 0.7%
3,298	NextEra Energy, Inc.	286,200

Electrical Equipment – 1.0%
1,418	AMETEK, Inc.	193,557
642	Rockwell Automation, Inc.	215,840

		409,397

Electronic Equipment, Instruments & Components – 0.5%
5,653	Vontier Corp.	178,126

Entertainment – 1.5%
1,499	Electronic Arts, Inc.	186,206
449	Netflix, Inc.*	288,213
817	Walt Disney Co. (The)*	118,383

		592,802

Equity Real Estate Investment Trusts (REITs) – 2.6%
894	AvalonBay Communities, Inc. REIT	213,550
593	Essex Property Trust, Inc. REIT	201,288
4,473	Healthpeak Properties, Inc. REIT	146,983
2,122	Kilroy Realty Corp. REIT	136,932
610	Public Storage REIT	199,702
2,619	Ventas, Inc. REIT	122,883

		1,021,338

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 0.5%
1,442	Walmart, Inc.	$ 202,788

Food Products – 1.2%
2,813	Lamb Weston Holdings, Inc.	146,051
1,633	McCormick & Co., Inc.	140,144
3,182	Mondelez International, Inc., Class A	187,547

		473,742

Health Care Equipment & Supplies – 1.5%
5,445	Boston Scientific Corp.*	207,291
378	IDEXX Laboratories, Inc.*	229,850
1,118	Zimmer Biomet Holdings, Inc.	133,713

		570,854

Health Care Providers & Services – 3.7%
2,642	Centene Corp.*	188,665
3,265	CVS Health Corp.	290,781
461	Humana, Inc.	193,487
1,181	Quest Diagnostics, Inc.	175,591
1,387	UnitedHealth Group, Inc.	616,133

		1,464,657

Health Care Technology – 0.4%
602	Veeva Systems, Inc., Class A*	170,113

Hotels, Restaurants & Leisure – 2.0%
1,487	McDonald’s Corp.	363,720
2,844	Wyndham Hotels & Resorts, Inc.	226,041
1,733	Yum! Brands, Inc.	212,882

		802,643

Household Durables – 0.6%
2,081	Lennar Corp., Class A	218,609

Household Products – 1.2%
3,303	Procter & Gamble Co. (The)	477,548

Independent Power and Renewable Electricity Producers – 0.4%
6,837	AES Corp. (The)	159,849

Industrial Conglomerates – 0.7%
2,853	General Electric Co.	271,007

Insurance – 1.7%
1,450	American Financial Group, Inc.	193,735

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
1,613	Chubb Ltd.	$ 289,485
1,956	Globe Life, Inc.	169,272

		652,492

Interactive Media & Services – 6.7%
377	Alphabet, Inc., Class A*	1,069,907
307	Alphabet, Inc., Class C*	874,655
4,299	Bumble, Inc., Class A*	147,284
1,734	Meta Platforms, Inc., Class A*	562,614

		2,654,460

Internet & Direct Marketing Retail – 4.3%
484	Amazon.com, Inc.*	1,697,422

IT Services – 4.7%
2,496	Cognizant Technology Solutions Corp., Class A	194,638
307	EPAM Systems, Inc.*	186,825
2,298	Fidelity National Information Services, Inc.	240,141
2,276	International Business Machines Corp.	266,520
1,348	Mastercard, Inc., Class A	424,512
1,180	PayPal Holdings, Inc.*	218,170
1,687	Visa, Inc., Class A	326,890

		1,857,696

Life Sciences Tools & Services – 2.7%
1,280	Danaher Corp.	411,699
768	ICON PLC (Ireland)*	207,721
1,119	PerkinElmer, Inc.	203,837
556	West Pharmaceutical Services, Inc.	246,119

		1,069,376

Machinery – 2.4%
724	Cummins, Inc.	151,859
2,503	Fortive Corp.	184,897
913	Illinois Tool Works, Inc.	211,953
1,993	ITT, Inc.	188,498
1,401	Lincoln Electric Holdings, Inc.	189,079

		926,286

Media – 0.8%
6,856	Discovery, Inc., Class C*	155,700

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
3,593	Liberty Media Corp.-Liberty SiriusXM, Class A*	$ 175,338

		331,038

Metals & Mining – 0.5%
5,676	Freeport-McMoRan, Inc.	210,466

Multiline Retail – 0.8%
1,289	Target Corp.	314,310

Multi-Utilities – 1.1%
1,673	Ameren Corp.	136,500
2,195	CMS Energy Corp.	129,176
2,670	Public Service Enterprise Group, Inc.	166,848

		432,524

Oil, Gas & Consumable Fuels – 2.8%
6,781	Devon Energy Corp.	285,209
2,508	Diamondback Energy, Inc.	267,679
3,232	Hess Corp.	240,848
1,628	Pioneer Natural Resources Co.	290,305

		1,084,041

Personal Products – 0.6%
693	Estee Lauder Cos., Inc. (The), Class A	230,125

Pharmaceuticals – 3.0%
2,945	AstraZeneca PLC ADR (United Kingdom)	161,474
5,148	Bristol-Myers Squibb Co.	276,087
1,582	Eli Lilly & Co.	392,399
1,678	Johnson & Johnson	261,651
1,664	Pfizer, Inc.	89,407

		1,181,018

Professional Services – 1.0%
1,547	Booz Allen Hamilton Holding Corp.	129,855
1,151	Verisk Analytics, Inc.	258,826

		388,681

Road & Rail – 0.5%
538	Saia, Inc.*	178,175

Semiconductors & Semiconductor Equipment – 5.1%
703	KLA Corp.	286,915

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
2,504	Marvell Technology, Inc.	$ 178,210
2,582	Microchip Technology, Inc.	215,416
1,033	MKS Instruments, Inc.	157,181
1,858	NVIDIA Corp.	607,120
1,075	NXP Semiconductors NV (China)	240,112
1,785	Texas Instruments, Inc.	343,381

		2,028,335

Software – 10.6%
849	Adobe, Inc.*	568,703
1,470	Cadence Design Systems, Inc.*	260,866
8,161	Microsoft Corp.	2,697,945
342	Palo Alto Networks, Inc.*	187,053
426	Paycom Software, Inc.*	186,366
303	salesforce.com, Inc.*	86,343
738	Workday, Inc., Class A*	202,382

		4,189,658

Specialty Retail – 2.9%
1,012	Advance Auto Parts, Inc.	223,369
508	Home Depot, Inc. (The)	203,510
422	O’Reilly Automotive, Inc.*	269,303
1,822	Ross Stores, Inc.	198,762
658	Ulta Beauty, Inc.*	252,639

		1,147,583

Technology Hardware, Storage & Peripherals – 6.6%
14,498	Apple, Inc.	2,396,520
2,322	NetApp, Inc.	206,379

		2,602,899

Textiles, Apparel & Luxury Goods – 0.5%
3,092	Capri Holdings Ltd.*	183,108

Trading Companies & Distributors – 0.5%
3,542	Fastenal Co.	209,580

Water Utilities – 0.4%
981	American Water Works Co., Inc.	165,367

TOTAL COMMON STOCKS (Cost $26,247,863)		$38,848,163

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 1.5%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
589,253	0.026%	$ 589,253
(Cost $589,253)

TOTAL INVESTMENTS – 100.1% (Cost $26,837,116)		$39,437,416

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(38,009)

NET ASSETS – 100.0%		$39,399,407

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Aerospace & Defense – 1.0%
24,016	TransDigm Group, Inc.*	$ 13,882,449

Auto Components – 0.5%
42,138	Aptiv PLC*	6,756,828

Banks – 0.7%
14,799	SVB Financial Group*	10,245,792

Beverages – 0.8%
223,368	Coca-Cola Europacific Partners PLC (United Kingdom)	11,027,678

Biotechnology – 3.8%
63,358	Alnylam Pharmaceuticals, Inc.*	11,645,200
209,003	Genmab A/S ADR (Denmark)*	8,050,796
166,801	Neurocrine Biosciences, Inc.*	13,886,183
24,377	Novavax, Inc.*	5,085,774
88,883	Seagen, Inc.*	14,221,280

		52,889,233

Building Products – 3.0%
544,130	AZEK Co., Inc. (The)*	21,340,779
111,394	Trane Technologies PLC	20,791,690

		42,132,469

Capital Markets – 1.9%
133,249	Ares Management Corp., Class A	10,814,489
26,704	MarketAxess Holdings, Inc.	9,418,234
73,624	Tradeweb Markets, Inc., Class A	7,067,904

		27,300,627

Chemicals – 1.5%
69,414	Ashland Global Holdings, Inc.	7,015,673
323,914	Danimer Scientific, Inc.*(a)	4,321,013
66,071	PPG Industries, Inc.	10,186,166

		21,522,852

Construction Materials – 0.8%
28,273	Martin Marietta Materials, Inc.	11,408,438

Containers & Packaging – 1.7%
262,081	Ball Corp.	24,491,469

Electrical Equipment – 3.1%
109,010	AMETEK, Inc.	14,879,865

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
84,146	Rockwell Automation, Inc.	$ 28,289,885

		43,169,750

Electronic Equipment, Instruments & Components – 3.2%
263,511	Amphenol Corp., Class A	21,233,716
122,106	Keysight Technologies, Inc.*	23,747,175

		44,980,891

Entertainment – 2.3%
188,891	Live Nation Entertainment, Inc.*	20,145,225
51,068	Roku, Inc.*	11,623,588

		31,768,813

Equity Real Estate Investment Trusts (REITs) – 0.8%
136,091	Equity LifeStyle Properties, Inc.REIT	11,064,198

Food Products – 2.6%
229,360	McCormick & Co., Inc.	19,683,675
1,202,123	Utz Brands, Inc.	16,961,956

		36,645,631

Health Care Equipment & Supplies – 4.5%
17,314	Align Technology, Inc.*	10,588,030
41,474	IDEXX Laboratories, Inc.*	25,219,095
96,926	Insulet Corp.*	27,957,336

		63,764,461

Health Care Providers & Services – 1.3%
180,706	Guardant Health, Inc.*	18,995,815

Health Care Technology – 2.2%
107,863	Veeva Systems, Inc., Class A*	30,479,926

Hotels, Restaurants & Leisure – 2.6%
180,826	Expedia Group, Inc.*	29,129,261
59,898	Yum! Brands, Inc.	7,357,870

		36,487,131

Insurance – 0.7%
246,044	Ryan Specialty Group Holdings, Inc., Class A*	9,416,104

Interactive Media & Services – 2.5%
136,192	Bumble, Inc., Class A*	4,665,938

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
168,765	Match Group, Inc.*	$ 21,937,763
182,645	Twitter, Inc.*	8,025,421

		34,629,122

Internet & Direct Marketing Retail – 2.5%
126,842	Etsy, Inc.*	34,828,276

IT Services – 2.5%
50,645	Affirm Holdings, Inc.*	6,415,709
203,706	Dlocal Ltd. (Uruguay)*	6,763,039
11,634	EPAM Systems, Inc.*	7,079,871
69,872	Okta, Inc.*	15,038,550

		35,297,169

Life Sciences Tools & Services – 6.0%
156,396	Adaptive Biotechnologies Corp.*	4,080,372
134,241	Agilent Technologies, Inc.	20,256,967
198,267	Avantor, Inc.*	7,827,581
106,875	PerkinElmer, Inc.	19,468,350
75,773	West Pharmaceutical Services, Inc.	33,541,676

		85,174,946

Machinery – 2.8%
62,639	Cummins, Inc.	13,138,530
194,206	Fortive Corp.	14,345,997
130,379	ITT, Inc.	12,331,246

		39,815,773

Media – 0.4%
261,644	Discovery, Inc., Class A*(a)	6,088,456

Oil, Gas & Consumable Fuels – 0.9%
71,608	Pioneer Natural Resources Co.	12,769,139

Pharmaceuticals – 1.7%
184,326	Catalent, Inc.*	23,715,383

Professional Services – 4.7%
322,173	CoStar Group, Inc.*	25,052,172
93,768	TransUnion	10,426,064
137,561	Verisk Analytics, Inc.	30,933,342

		66,411,578

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 2.7%
78,211	Old Dominion Freight Line, Inc.	$ 27,778,201
31,315	Saia, Inc.*	10,370,902

		38,149,103

Semiconductors & Semiconductor Equipment – 7.2%
121,295	Entegris, Inc.	17,718,774
255,055	Marvell Technology, Inc.	18,152,264
210,412	Microchip Technology, Inc.	17,554,673
88,132	MKS Instruments, Inc.	13,410,165
354,129	ON Semiconductor Corp.*	21,754,145
20,384	SolarEdge Technologies, Inc.*	6,681,060
53,949	Wolfspeed, Inc.*	6,615,226

		101,886,307

Software – 19.8%
54,558	ANSYS, Inc.*	21,358,366
73,206	Bill.com Holdings, Inc.*	20,559,905
56,155	C3.ai, Inc., Class A*	2,075,489
200,186	Cadence Design Systems, Inc.*	35,525,008
121,475	DocuSign, Inc.*	29,926,581
258,144	Dynatrace, Inc.*	16,224,350
32,739	HubSpot, Inc.*	26,417,427
72,960	Palo Alto Networks, Inc.*	39,904,742
42,279	Paycom Software, Inc.*	18,496,217
68,400	Procore Technologies, Inc.*(a)	5,797,584
69,478	RingCentral, Inc., Class A*	15,005,858
172,739	Splunk, Inc.*	20,901,419
101,682	UiPath, Inc., Class A*	4,906,157
64,685	Zscaler, Inc.*	22,443,754

		279,542,857

Specialty Retail – 4.2%
49,196	Burlington Stores, Inc.*	14,420,824
27,203	O’Reilly Automotive, Inc.*	17,359,866
15,447	RH*	9,008,381
47,939	Ulta Beauty, Inc.*	18,406,179

		59,195,250

Textiles, Apparel & Luxury Goods – 2.7%
80,594	Lululemon Athletica, Inc.*	36,622,719

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
41,593	On Holding AG, Class A (Switzerland)*	$ 1,670,375

		38,293,094

TOTAL COMMON STOCKS (Cost $970,266,496)		$1,404,227,008

Shares	Dividend Rate	Value

Investment Company – 0.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,501,630	0.026%	$ 4,501,630
(Cost $4,501,630)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $974,768,126)		$1,408,728,638

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
10,352,332	0.026%	$ 10,352,332
(Cost $10,352,332)

TOTAL INVESTMENTS – 100.6% (Cost $985,120,458)		$1,419,080,970

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(9,322,259)

NET ASSETS – 100.0%		$1,409,758,711

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Aerospace & Defense – 1.9%
7,014	Kratos Defense & Security Solutions, Inc.*	$ 138,246
2,875	Maxar Technologies, Inc.	79,149
3,606	Moog, Inc., Class A	249,427

		466,822

Auto Components – 1.5%
2,048	Fox Factory Holding Corp.*	359,977

Automobiles – 1.1%
3,744	Winnebago Industries, Inc.	270,392

Biotechnology – 9.7%
2,397	4D Molecular Therapeutics, Inc.*	55,131
4,457	ACADIA Pharmaceuticals, Inc.*	85,574
5,899	Agios Pharmaceuticals, Inc.*	210,122
4,891	Allogene Therapeutics, Inc.*	90,435
1,471	Apellis Pharmaceuticals, Inc.*	61,900
1,277	Applied Molecular Transport, Inc.*	21,709
3,357	Arena Pharmaceuticals, Inc.*	182,923
6,410	Avidity Biosciences, Inc.*	143,135
3,135	Beam Therapeutics, Inc.*	248,135
5,086	Cytokinetics, Inc.*	200,083
5,178	Design Therapeutics, Inc.*	86,680
4,874	Dyne Therapeutics, Inc.*	69,260
10,196	Halozyme Therapeutics, Inc.*	335,245
6,897	Inozyme Pharma, Inc.*	54,762
541	Intellia Therapeutics, Inc.*	62,220
3,692	Kronos Bio, Inc.*	43,603
1,111	PTC Therapeutics, Inc.*	41,285
2,271	Repare Therapeutics, Inc. (Canada)*	53,300
6,672	Sutro Biopharma, Inc.*	113,958
2,776	Y-mAbs Therapeutics, Inc.*	47,414
2,009	Zentalis Pharmaceuticals, Inc.*	164,838

		2,371,712

Building Products – 3.4%
5,947	AAON, Inc.	463,866
5,106	AZEK Co., Inc. (The)*	200,257
1,588	Masonite International Corp.*	169,916

		834,039

Capital Markets – 3.2%
3,872	Houlihan Lokey, Inc.	420,267

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
5,636	Moelis & Co., Class A	$ 345,543

		765,810

Chemicals – 2.6%
2,868	Ashland Global Holdings, Inc.	289,869
2,238	Balchem Corp.	353,604

		643,473

Commercial Services & Supplies – 0.7%
959	Tetra Tech, Inc.	177,108

Construction & Engineering – 2.0%
5,422	Ameresco, Inc., Class A*	489,769

Electronic Equipment, Instruments & Components – 3.2%
2,282	908 Devices, Inc.*	54,768
2,740	Badger Meter, Inc.	280,466
2,766	Novanta, Inc.*	446,571

		781,805

Food Products – 0.7%
1,559	Freshpet, Inc.*	168,403

Health Care Equipment & Supplies – 7.5%
6,044	Axonics, Inc.*	328,854
692	Figs, Inc., Class A*(a)	23,002
2,639	Inari Medical, Inc.*	217,823
2,094	iRhythm Technologies, Inc.*	221,127
4,986	Neogen Corp.*	200,088
4,664	Outset Medical, Inc.*	221,074
2,034	Shockwave Medical, Inc.*	366,608
10,442	Sonendo, Inc.*(a)	101,287
1,237	Tandem Diabetes Care, Inc.*	158,979

		1,838,842

Health Care Providers & Services – 1.3%
7,472	Alignment Healthcare, Inc.*	121,121
3,495	Castle Biosciences, Inc.*	144,448
1,497	National Research Corp.	59,955

		325,524

Health Care Technology – 2.0%
2,201	Omnicell, Inc.*	389,577

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology – (continued)
2,181	Simulations Plus, Inc.(a)	$ 102,442

		492,019

Hotels, Restaurants & Leisure – 5.6%
2,286	Dutch Bros, Inc., Class A*(a)	120,792
8,737	First Watch Restaurant Group, Inc.*	174,129
1,792	Shake Shack, Inc., Class A*	130,798
1,373	Sweetgreen, Inc., Class A*(a)	52,421
3,602	Texas Roadhouse, Inc.	298,750
1,937	Wingstop, Inc.	311,082
3,332	Wyndham Hotels & Resorts, Inc.	264,827

		1,352,799

Household Durables – 2.5%
8,656	Sonos, Inc.*	273,962
1,031	TopBuild Corp.*	278,154
4,545	Traeger, Inc.*	58,676

		610,792

Internet & Direct Marketing Retail – 1.4%
4,431	Revolve Group, Inc.*	337,509

IT Services – 0.8%
4,328	BigCommerce Holdings, Inc.Series 1*	195,929

Leisure Products – 2.5%
2,975	Latham Group, Inc.*	76,666
3,930	Malibu Boats, Inc., Class A*	273,017
2,839	YETI Holdings, Inc.*	261,642

		611,325

Life Sciences Tools & Services – 3.1%
4,639	Alpha Teknova, Inc.*	103,728
5,497	Codex DNA, Inc.*	37,600
7,532	MaxCyte, Inc.*	75,169
2,541	Olink Holding AB ADR (Sweden)*	53,259
9,355	Pacific Biosciences of California, Inc.*	217,130
5,226	Quanterix Corp.*	208,883
5,423	Rapid Micro Biosystems, Inc., Class A*(a)	66,811

		762,580

Machinery – 10.9%
2,630	Chart Industries, Inc.*	459,067
7,094	Colfax Corp.*	329,445

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
8,487	Evoqua Water Technologies Corp.*	$ 381,745
5,318	Federal Signal Corp.	225,643
2,615	Franklin Electric Co., Inc.	230,251
1,261	RBC Bearings, Inc.*	249,287
6,273	Shyft Group, Inc. (The)	304,931
2,495	Watts Water Technologies, Inc., Class A	470,831

		2,651,200

Personal Products – 1.1%
8,702	elf Beauty, Inc.*	262,104

Pharmaceuticals – 0.3%
1,714	Atea Pharmaceuticals, Inc.*	13,866
2,103	Rani Therapeutics Holdings, Inc., Class A*(a)	62,333

		76,199

Road & Rail – 1.6%
1,172	Saia, Inc.*	388,143

Semiconductors & Semiconductor Equipment – 10.5%
2,045	Ambarella, Inc.*	367,118
7,536	Axcelis Technologies, Inc.*	465,876
7,144	FormFactor, Inc.*	299,476
5,954	MACOM Technology Solutions Holdings, Inc.*	428,152
3,067	Onto Innovation, Inc.*	288,789
3,774	Power Integrations, Inc.	377,513
3,992	Semtech Corp.*	341,995

		2,568,919

Software – 13.0%
7,415	Alkami Technology, Inc.*	212,736
2,730	Alteryx, Inc., Class A*	181,463
4,515	Couchbase, Inc.*(a)	149,221
4,702	Domo, Inc., Class B*	340,190
11,818	EverCommerce, Inc.*	192,397
5,083	Expensify, Inc., Class A*(a)	229,447
8,190	ForgeRock, Inc., Class A*	219,410
11,774	Instructure Holdings, Inc.*	262,207
3,601	Olo, Inc., Class A*	88,441
8,184	PagerDuty, Inc.*	290,123
5,058	Sailpoint Technologies Holdings, Inc.*	266,000
10,451	Sprinklr, Inc., Class A*	150,808
8,706	Tenable Holdings, Inc.*	430,076

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
8,106	WalkMe Ltd. (Israel)*	$ 153,203

		3,165,722

Specialty Retail – 1.8%
6,025	Arhaus, Inc.*	58,382
9,661	Leslie’s, Inc.*	202,495
6,403	MYT Netherlands Parent BV ADR (Germany)*	173,009

		433,886

Textiles, Apparel & Luxury Goods – 1.9%
3,434	Allbirds, Inc., Class A*(a)	66,070
2,204	Crocs, Inc.*	361,500
1,083	On Holding AG, Class A (Switzerland)*	43,494

		471,064

Trading Companies & Distributors – 0.7%
5,935	Core & Main, Inc., Class A*	158,049

TOTAL COMMON STOCKS (Cost $19,255,363)		$24,031,915

Shares	Dividend Rate	Value

Investment Company – 1.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
342,788	0.026%	$ 342,788
(Cost $342,788)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $19,598,151)		$24,374,703

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 3.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
892,606	0.026%	$ 892,606
(Cost $892,606)

TOTAL INVESTMENTS – 103.6%
(Cost $20,490,757)		$25,267,309

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.6)%		(858,615)

NET ASSETS – 100.0%		$24,408,694

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Air Freight & Logistics – 0.7%
251,996	GXO Logistics, Inc.*	$ 24,204,216

Auto Components – 1.1%
221,941	Fox Factory Holding Corp.*	39,010,570

Biotechnology – 8.3%
683,901	Agios Pharmaceuticals, Inc.*	24,360,554
317,786	Allogene Therapeutics, Inc.*	5,875,863
181,377	Alnylam Pharmaceuticals, Inc.*	33,337,093
294,438	Arena Pharmaceuticals, Inc.*	16,043,927
87,783	Argenx SE ADR (Netherlands)*	24,509,891
412,601	Beam Therapeutics, Inc.*	32,657,369
1,274,047	Exelixis, Inc.*	21,391,249
848,364	Halozyme Therapeutics, Inc.*	27,894,208
44,398	Intellia Therapeutics, Inc.*	5,106,214
593,974	Neurocrine Biosciences, Inc.*	49,448,335
56,279	Novavax, Inc.*	11,741,488
57,454	Twist Bioscience Corp.*	5,486,857
270,155	Ultragenyx Pharmaceutical, Inc.*	20,323,761
334,467	Y-mAbs Therapeutics, Inc.*	5,712,696

		283,889,505

Building Products – 2.8%
251,650	AAON, Inc.	19,628,700
325,517	Allegion PLC	40,246,922
946,051	AZEK Co., Inc. (The)*	37,104,120

		96,979,742

Capital Markets – 2.8%
351,068	Evercore, Inc., Class A	48,693,131
677,080	Stifel Financial Corp.	48,079,451

		96,772,582

Chemicals – 3.2%
410,482	Ashland Global Holdings, Inc.	41,487,416
527,228	RPM International, Inc.	47,998,837
137,808	Scotts Miracle-Gro Co. (The)	19,967,001

		109,453,254

Commercial Services & Supplies – 1.1%
194,838	Tetra Tech, Inc.	35,982,682

Construction & Engineering – 1.1%
417,793	Ameresco, Inc., Class A*	37,739,242

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 1.1%
189,995	Avery Dennison Corp.	$ 38,962,275

Distributors – 1.4%
87,960	Pool Corp.	48,740,395

Diversified Consumer Services – 0.4%
499,660	Udemy, Inc.*	13,735,653

Electrical Equipment – 0.7%
798,688	Shoals Technologies Group, Inc., Class A*	22,443,133

Electronic Equipment, Instruments & Components – 3.2%
384,160	Novanta, Inc.*	62,022,632
114,935	Teledyne Technologies, Inc.*	47,731,356

		109,753,988

Food Products – 1.0%
313,415	Freshpet, Inc.*	33,855,088

Health Care Equipment & Supplies – 2.8%
375,243	Axonics, Inc.*	20,416,971
85,257	Figs, Inc., Class A*(a)	2,833,943
373,870	Neogen Corp.*	15,003,403
452,292	Tandem Diabetes Care, Inc.*	58,128,568

		96,382,885

Health Care Providers & Services – 2.9%
918,858	Alignment Healthcare, Inc.*	14,894,688
448,645	Guardant Health, Inc.*	47,161,562
125,008	Molina Healthcare, Inc.*	35,649,782

		97,706,032

Health Care Technology – 0.5%
692,658	Certara, Inc.*	18,653,280

Hotels, Restaurants & Leisure – 4.6%
390,410	Planet Fitness, Inc., Class A*	31,892,593
186,002	Sweetgreen, Inc., Class A*(a)	7,101,556
332,612	Texas Roadhouse, Inc.	27,586,839
153,674	Vail Resorts, Inc.	50,975,203
503,007	Wyndham Hotels & Resorts, Inc.	39,978,996

		157,535,187

Interactive Media & Services – 0.4%
437,919	Bumble, Inc., Class A*	15,003,105

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – 1.1%
341,697	Revolve Group, Inc.*	$ 26,027,060
394,251	Stitch Fix, Inc., Class A*	9,816,850

		35,843,910

IT Services – 2.6%
404,596	DigitalOcean Holdings, Inc.*(a)	40,787,323
51,806	MongoDB, Inc.*	25,804,569
410,461	Shift4 Payments, Inc., Class A*	21,352,181

		87,944,073

Leisure Products – 2.4%
326,243	Brunswick Corp.	30,637,480
176,545	Polaris, Inc.	19,735,965
326,867	YETI Holdings, Inc.*	30,124,063

		80,497,508

Life Sciences Tools & Services – 5.7%
131,389	Berkeley Lights, Inc.*	2,742,088
66,096	Bio-Techne Corp.	31,199,295
690,212	Pacific Biosciences of California, Inc.*	16,019,821
361,209	PerkinElmer, Inc.	65,797,831
343,471	Quanterix Corp.*	13,728,536
155,903	Repligen Corp.*	44,666,210
841,554	Stevanato Group SPA (Italy)*	20,079,478

		194,233,259

Machinery – 5.9%
318,323	Chart Industries, Inc.*	55,563,280
887,942	Colfax Corp.*	41,236,026
210,802	IDEX Corp.	47,344,021
160,516	RBC Bearings, Inc.*	31,732,408
263,902	Toro Co. (The)	26,537,985

		202,413,720

Pharmaceuticals – 0.7%
792,788	Elanco Animal Health, Inc.*	22,784,727

Professional Services – 1.2%
298,224	Jacobs Engineering Group, Inc.	42,514,813

Road & Rail – 0.5%
54,614	Saia, Inc.*	18,087,065

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 10.4%
1,210,875	Allegro MicroSystems, Inc. (Japan)*	$ 37,815,626
91,901	Enphase Energy, Inc.*	22,975,250
629,078	Entegris, Inc.	91,895,714
727,271	Lattice Semiconductor Corp.*	55,221,687
408,713	MACOM Technology Solutions Holdings, Inc.*	29,390,552
390,686	MKS Instruments, Inc.	59,446,782
106,301	Monolithic Power Systems, Inc.	58,833,352

		355,578,963

Software – 16.0%
306,895	Avalara, Inc.*	42,867,094
77,337	Bill.com Holdings, Inc.*	21,720,096
353,517	Blackline, Inc.*	38,904,546
1,076,034	Dynatrace, Inc.*	67,628,737
299,273	Elastic NV*	46,524,981
1,167,215	EverCommerce, Inc.*(a)	19,002,260
96,998	Gitlab, Inc., Class A*	9,364,187
74,280	Monday.com Ltd.*(a)	26,725,944
483,581	nCino, Inc.*	30,040,052
321,527	Olo, Inc., Class A*	7,896,703
238,009	Procore Technologies, Inc.*	20,173,643
445,802	Rapid7, Inc.*	55,306,196
527,958	Sailpoint Technologies Holdings, Inc.*	27,765,311
675,529	Smartsheet, Inc., Class A*	43,233,856
171,744	Sprout Social, Inc., Class A*	19,180,370
691,991	Varonis Systems, Inc.*	35,852,054
255,603	Workiva, Inc.*	35,648,950

		547,834,980

Specialty Retail – 4.3%
964,034	Arhaus, Inc.*	9,341,489
193,447	Five Below, Inc.*	39,354,858
392,137	Floor & Decor Holdings, Inc., Class A*	50,550,381
81,937	RH*	47,784,020

		147,030,748

Technology Hardware, Storage & Peripherals – 0.9%
1,002,576	Pure Storage, Inc., Class A*	31,049,779

Textiles, Apparel & Luxury Goods – 4.5%
460,743	Allbirds, Inc., Class A*(a)	8,864,695
223,489	Crocs, Inc.*	36,656,666
128,706	Deckers Outdoor Corp.*	52,177,412

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
1,500,117	Levi Strauss & Co., Class A	$ 38,357,992
486,542	On Holding AG, Class A (Switzerland)*	19,539,527

		155,596,292

Trading Companies & Distributors – 2.2%
988,203	Core & Main, Inc., Class A*	26,315,846
205,324	SiteOne Landscape Supply, Inc.*	49,351,677

		75,667,523

TOTAL COMMON STOCKS (Cost $2,540,212,233)		$3,373,880,174

Shares	Dividend Rate	Value

Investment Company – 1.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
50,481,374	0.026%	$ 50,481,374
(Cost $50,481,374)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $2,590,693,607)		$3,424,361,548

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
51,078,056	0.026%	$ 51,078,056
(Cost $51,078,056)

TOTAL INVESTMENTS – 101.5%
(Cost $2,641,771,663)		$3,475,439,604

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(48,902,586)

NET ASSETS – 100.0%		$3,426,537,018

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Aerospace & Defense – 0.6%
7,251	Boeing Co. (The)*	$ 1,434,610

Air Freight & Logistics – 1.1%
12,183	United Parcel Service, Inc., Class B	2,416,742

Auto Components – 0.5%
7,179	Aptiv PLC*	1,151,153

Automobiles – 2.3%
4,499	Tesla, Inc.*	5,150,275

Beverages – 1.4%
36,113	Coca-Cola Co. (The)	1,894,127
14,115	Monster Beverage Corp.*	1,182,555

		3,076,682

Biotechnology – 2.6%
4,210	Alnylam Pharmaceuticals, Inc.*	773,798
9,428	BioMarin Pharmaceutical, Inc.*	813,542
25,333	Genmab A/S ADR (Denmark)*	975,827
3,342	Moderna, Inc.*	1,177,821
9,270	Sarepta Therapeutics, Inc.*	749,109
8,234	Seagen, Inc.*	1,317,440

		5,807,537

Capital Markets – 1.4%
32,409	Charles Schwab Corp. (The)	2,508,133
5,064	Intercontinental Exchange, Inc.	661,966

		3,170,099

Chemicals – 1.8%
15,041	Danimer Scientific, Inc.*(a)	200,647
4,936	Ecolab, Inc.	1,093,176
3,938	Linde PLC (United Kingdom)	1,252,835
4,700	Sherwin-Williams Co. (The)	1,556,828

		4,103,486

Construction Materials – 0.4%
2,453	Martin Marietta Materials, Inc.	989,810

Diversified Consumer Services – 0.1%
11,099	Chegg, Inc.*	309,107

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 0.8%
20,813	Amphenol Corp., Class A	$ 1,677,112

Entertainment – 2.8%
11,252	Live Nation Entertainment, Inc.*	1,200,026
7,903	Netflix, Inc.*	5,072,936

		6,272,962

Equity Real Estate Investment Trusts (REITs) – 1.5%
6,831	American Tower Corp. REIT	1,793,001
1,913	Equinix, Inc. REIT	1,553,738

		3,346,739

Food & Staples Retailing – 0.5%
7,383	Walmart, Inc.	1,038,271

Food Products – 1.3%
21,507	McCormick & Co., Inc.	1,845,731
16,793	Mondelez International, Inc., Class A	989,779

		2,835,510

Health Care Equipment & Supplies – 2.4%
40,513	Boston Scientific Corp.*	1,542,330
4,510	Insulet Corp.*	1,300,864
7,878	Intuitive Surgical, Inc.*	2,555,151

		5,398,345

Health Care Providers & Services – 0.3%
7,236	Guardant Health, Inc.*	760,648

Health Care Technology – 0.7%
37,968	American Well Corp., Class A*	246,792
4,688	Veeva Systems, Inc., Class A*	1,324,735

		1,571,527

Hotels, Restaurants & Leisure – 1.4%
704	Chipotle Mexican Grill, Inc.*	1,156,961
8,171	McDonald’s Corp.	1,998,626

		3,155,587

Interactive Media & Services – 12.2%
3,850	Alphabet, Inc., Class A*	10,926,108
2,357	Alphabet, Inc., Class C*	6,715,187
25,324	Meta Platforms, Inc., Class A*	8,216,625

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
30,238	Snap, Inc., Class A*	$ 1,439,631

		27,297,551

Internet & Direct Marketing Retail – 8.2%
4,507	Amazon.com, Inc.*	15,806,364
5,848	Etsy, Inc.*	1,605,744
25,611	Farfetch Ltd., Class A (United Kingdom)*	881,275

		18,293,383

IT Services – 7.7%
8,197	Affirm Holdings, Inc.*	1,038,396
15,924	Dlocal Ltd. (Uruguay)*	528,677
16,539	Mastercard, Inc., Class A	5,208,462
4,703	Okta, Inc.*	1,012,226
25,201	PayPal Holdings, Inc.*	4,659,413
422	Shopify, Inc., Class A (Canada)*	642,195
7,087	Snowflake, Inc., Class A*	2,410,643
8,511	Toast, Inc., Class A*(a)	340,355
7,527	Visa, Inc., Class A	1,458,507

		17,298,874

Life Sciences Tools & Services – 3.3%
3,683	10X Genomics, Inc., Class A*	562,799
21,139	Adaptive Biotechnologies Corp.*	551,517
7,841	Danaher Corp.	2,521,979
3,789	Illumina, Inc.*	1,384,236
5,323	West Pharmaceutical Services, Inc.	2,356,279

		7,376,810

Machinery – 0.7%
4,795	Deere & Co.	1,656,864

Personal Products – 0.7%
4,856	Estee Lauder Cos., Inc. (The), Class A	1,612,532

Pharmaceuticals – 1.3%
12,101	Eli Lilly & Co.	3,001,532

Professional Services – 1.2%
12,357	Verisk Analytics, Inc.	2,778,719

Road & Rail – 1.8%
16,713	Union Pacific Corp.	3,938,251

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 6.5%
61,681	Marvell Technology, Inc.	$ 4,389,837
30,937	NVIDIA Corp.	10,108,974

		14,498,811

Software – 17.6%
8,126	Adobe, Inc.*	5,443,201
3,960	Atlassian Corp. PLC, Class A*	1,490,227
5,867	Bill.com Holdings, Inc.*	1,647,747
3,730	HubSpot, Inc.*	3,009,774
54,737	Microsoft Corp.	18,095,505
25,096	Qualtrics International, Inc., Class A*	812,107
3,778	ServiceNow, Inc.*	2,447,011
15,544	Splunk, Inc.*	1,880,824
8,092	UiPath, Inc., Class A*	390,439
15,798	Workday, Inc., Class A*	4,332,285

		39,549,120

Specialty Retail – 1.0%
20,345	Ross Stores, Inc.	2,219,436

Technology Hardware, Storage & Peripherals – 8.9%
120,780	Apple, Inc.	19,964,934

Textiles, Apparel & Luxury Goods – 3.2%
5,355	Lululemon Athletica, Inc.*	2,433,366
24,284	NIKE, Inc., Class B	4,109,824
5,854	PVH Corp.	625,090

		7,168,280

TOTAL COMMON STOCKS (Cost $90,770,167)		$220,321,299

Shares	Dividend Rate	Value

Investment Company – 1.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,755,703	0.026%	$ 3,755,703
(Cost $3,755,703)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $94,525,870)		$224,077,002

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
325,946	0.026%	$ 325,946
(Cost $325,946)

TOTAL INVESTMENTS – 100.0% (Cost $94,851,816)		$224,402,948

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		48,673

NET ASSETS – 100.0%		$224,451,621

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communications Equipment – 2.4%
400,828	Cisco Systems, Inc.	$ 21,981,407

Entertainment – 1.6%
21,856	Netflix, Inc.*	14,029,366

Equity Real Estate Investment Trusts (REITs) – 4.6%
78,872	American Tower Corp. REIT	20,702,323
24,857	Equinix, Inc. REIT	20,188,855

		40,891,178

Interactive Media & Services – 15.1%
11,342	Alphabet, Inc., Class A*	32,188,029
20,736	Alphabet, Inc., Class C*	59,077,694
108,922	Meta Platforms, Inc., Class A*	35,340,832
190,266	Snap, Inc., Class A*	9,058,564

		135,665,119

Internet & Direct Marketing Retail – 8.5%
16,351	Amazon.com, Inc.*	57,344,102
256,800	Meituan, Class B (China)*(a)	7,805,260
9,022	MercadoLibre, Inc. (Argentina)*	10,721,835

		75,871,197

IT Services – 10.6%
47,097	Accenture PLC, Class A	16,832,468
108,250	Fidelity National Information Services, Inc.	11,312,125
39,860	Mastercard, Inc., Class A	12,552,711
134,009	PayPal Holdings, Inc.*	24,776,924
9,457	Shopify, Inc., Class A (Canada)*	14,391,568
43,965	Snowflake, Inc., Class A*	14,954,695

		94,820,491

Road & Rail – 1.7%
410,628	Uber Technologies, Inc.*	15,603,864

Semiconductors & Semiconductor Equipment – 19.0%
115,988	Analog Devices, Inc.	20,906,837
48,398	KLA Corp.	19,752,676
32,009	Lam Research Corp.	21,761,319
473,523	Marvell Technology, Inc.	33,700,632
162,707	Microchip Technology, Inc.	13,574,645
23,062	NVIDIA Corp.	7,535,739
73,716	NXP Semiconductors NV (China)	16,465,206

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
117,776	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	$ 13,797,458
121,365	Texas Instruments, Inc.	23,346,985

		170,841,497

Software – 31.5%
35,343	Adobe, Inc.*	23,674,509
64,007	Atlassian Corp. PLC, Class A*	24,087,114
17,776	HubSpot, Inc.*	14,343,632
287,992	Microsoft Corp.	95,207,275
34,389	Palo Alto Networks, Inc.*	18,808,720
31,744	Paycom Software, Inc.*	13,887,365
77,063	salesforce.com, Inc.*	21,959,872
31,278	ServiceNow, Inc.*	20,258,761
135,162	Splunk, Inc.*	16,354,602
182,895	UiPath, Inc., Class A*	8,824,684
93,156	Workday, Inc., Class A*	25,546,170

		282,952,704

Technology Hardware, Storage & Peripherals – 4.7%
255,718	Apple, Inc.	42,270,185

TOTAL COMMON STOCKS (Cost $464,229,565)		$894,927,008

Shares	Dividend Rate	Value

Investment Company – 0.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,684,152	0.026%	$ 2,684,152
(Cost $2,684,152)

TOTAL INVESTMENTS – 100.0% (Cost $466,913,717)		$897,611,160

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(298,716)

NET ASSETS – 100.0%		$897,312,444

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%
Auto Components – 1.9%
2,140	Aptiv PLC*	$ 343,149

Banks – 3.3%
3,797	JPMorgan Chase & Co.	603,078

Biotechnology – 0.5%
1,012	BioMarin Pharmaceutical, Inc.*	87,325

Building Products – 0.6%
2,868	AZEK Co., Inc. (The)*	112,483

Capital Markets – 4.4%
441	BlackRock, Inc.	398,933
4,349	Morgan Stanley	412,372

		811,305

Chemicals – 4.2%
2,457	Danimer Scientific, Inc.*(a)	32,777
1,673	Ecolab, Inc.	370,519
1,165	Linde PLC (United Kingdom)	370,633

		773,929

Communications Equipment – 2.4%
8,002	Cisco Systems, Inc.	438,830

Consumer Finance – 2.0%
2,459	American Express Co.	374,506

Containers & Packaging – 2.2%
4,376	Ball Corp.	408,937

Diversified Telecommunication Services – 1.9%
15,282	AT&T, Inc.	348,888

Electric Utilities – 2.7%
5,610	NextEra Energy, Inc.	486,836

Electrical Equipment – 3.9%
2,266	Eaton Corp. PLC	367,228
1,033	Rockwell Automation, Inc.	347,295

		714,523

Entertainment – 2.0%
2,576	Walt Disney Co. (The)*	373,262

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 2.1%
1,453	American Tower Corp. REIT	$ 381,383

Food Products – 1.6%
3,499	McCormick & Co., Inc.	300,284

Health Care Providers & Services – 4.0%
4,450	CVS Health Corp.	396,317
784	Humana, Inc.	329,053

		725,370

Hotels, Restaurants & Leisure – 1.9%
1,446	McDonald’s Corp.	353,692

Household Products – 3.0%
3,759	Procter & Gamble Co. (The)	543,476

Industrial Conglomerates – 2.0%
3,857	General Electric Co.	366,376

Interactive Media & Services – 5.9%
378	Alphabet, Inc., Class A*	1,072,745

Internet & Direct Marketing Retail – 2.0%
1,358	Etsy, Inc.*	372,880

IT Services – 2.1%
1,246	Affirm Holdings, Inc.*	157,844
1,173	Visa, Inc., Class A	227,292

		385,136

Life Sciences Tools & Services – 2.6%
1,491	Danaher Corp.	479,565

Machinery – 1.3%
682	Deere & Co.	235,658

Media – 1.5%
5,836	New York Times Co. (The), Class A	277,210

Pharmaceuticals – 4.1%
5,010	Bristol-Myers Squibb Co.	268,686
1,924	Eli Lilly & Co.	477,229

		745,915

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 2.7%
2,130	Union Pacific Corp.	$ 501,913

Semiconductors & Semiconductor Equipment – 8.3%
5,579	Marvell Technology, Inc.	397,057
1,529	NVIDIA Corp.	499,616
1,793	Texas Instruments, Inc.	344,919
2,325	Wolfspeed, Inc.*	285,092

		1,526,684

Software – 11.3%
510	Adobe, Inc.*	341,624
4,139	Microsoft Corp.	1,368,312
1,310	Workday, Inc., Class A*	359,241

		2,069,177

Technology Hardware, Storage & Peripherals – 5.5%
6,087	Apple, Inc.	1,006,181

Textiles, Apparel & Luxury Goods – 2.3%
2,430	NIKE, Inc., Class B	411,253

Water Utilities – 1.9%
2,042	American Water Works Co., Inc.	344,220

TOTAL COMMON STOCKS (Cost $12,240,435)		$17,976,169

Shares	Dividend Rate	Value

Investment Company – 1.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
276,912	0.026%	$ 276,912
(Cost $276,912)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $12,517,347)		$18,253,081

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
33,843	0.026%	$ 33,843
(Cost $33,843)

TOTAL INVESTMENTS – 99.8% (Cost $12,551,190)		$18,286,924

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		43,999

NET ASSETS – 100.0%		$18,330,923

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2021:

CAPITAL GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$6,184,848	$—	$—
Europe	22,635,243	—	—
North America	1,216,986,345	—	—
South America	1,531,715	—	—
Investment Company	4,123,642	—	—

Total	$1,251,461,793	$—	$—

CONCENTRATED GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,163,824	$—	$—
North America	213,349,407	—	—
Investment Company	154,314	—	—

Total	$217,667,545	$—	$—

FLEXIBLE CAP FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$240,112	$—	$—
Europe	980,116	—	—
North America	37,627,935	—	—
Investment Company	589,253	—	—

Total	$39,437,416	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$20,748,849	$—	$—
North America	1,376,715,120	—	—
South America	6,763,039	—	—
Investment Company	4,501,630	—	—
Securities Lending Reinvestment Vehicle	10,352,332	—	—

Total	$1,419,080,970	$—	$—

SMALL CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$153,203	$—	$—
Europe	269,762	—	—
North America	23,608,950	—	—
Investment Company	342,788	—	—
Securities Lending Reinvestment Vehicle	892,606	—	—

Total	$25,267,309	$—	$—

SMALL/MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$37,815,626	$—	$—
Europe	64,128,896	—	—
North America	3,271,935,652	—	—
Investment Company	50,481,374	—	—
Securities Lending Reinvestment Vehicle	51,078,056	—	—

Total	$3,475,439,604	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,109,937	$—	$—
North America	216,682,685	—	—
South America	528,677	—	—
Investment Company	3,755,703	—	—
Securities Lending Reinvestment Vehicle	325,946	—	—

Total	$224,402,948	$—	$—

TECHNOLOGY OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$30,262,664	$7,805,260	$—
North America	846,137,249	—	—
South America	10,721,835	—	—
Investment Company	2,684,152	—	—

Total	$889,805,900	$7,805,260	$—

U.S. EQUITY ESG FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$370,633	$—	$—
North America	17,605,536	—	—
Investment Company	276,912	—	—
Securities Lending Reinvestment Vehicle	33,843	—	—

Total	$18,286,924	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party (fair value) service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Issuer Concentration Risk — Under normal circumstances, the Concentrated Growth Fund and the U.S. Equity ESG Fund intend to invest in up to approximately 40 and 50 companies, respectively. As a result of the relatively small number of issuers in which a Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by a Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, a Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.